OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007
Estimated average
burden hours per
response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811- 21799

Evergreen International Balanced Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

      200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

      Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended January 31, 2008 . This one series has an October 31 fiscal year end .

Date of reporting period: January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.1%
INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015 (cost $368,050)	$350,000	$350,000

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.0%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.5%
Daimler AG, 5.125%, 11/10/2008 GBP	550,000	1,085,991

Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	335,484

Multi-line Retail 0.2%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	300,000	595,699

CONSUMER STAPLES 1.5%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	589,048

Food Products 0.8%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,800,644

Tobacco 0.5%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	645,000	1,267,590

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	500,000	953,960

FINANCIALS 8.0%
Capital Markets 1.0%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	379,973
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	1,019,728
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	1,006,998

		2,406,699

Commercial Banks 5.4%
European Investment Bank, 8.00%, 10/21/2013 ZAR	26,700,000	3,346,317
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	5,096,436
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	5,150,000	4,288,925

		12,731,678

Consumer Finance 0.9%
Dali Capital plc, 7.25%, 11/25/2009 RUB	35,000,000	1,424,510
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	330,729
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	277,573

		2,032,812

Diversified Financial Services 0.1%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	235,000	333,109

Insurance 0.6%
ASIF III Jersey, Ltd., 4.375%, 12/30/2008 GBP	790,000	1,541,893

INDUSTRIALS 0.5%
Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	550,000	1,142,311

MATERIALS 0.6%
Chemicals 0.5%
BOC Group, 5.875%, 04/29/2009 GBP	550,000	1,096,271

Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	260,000	332,795

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	200,000	$403,814

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $27,818,562)		28,649,798

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.4%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	1,179,667
Canada, 6.25%, 06/15/2015 NZD	5,600,000	4,054,128
International Bank for Reconstruction and Development, 5.75%, 06/25/2010 RUB	50,000,000	2,047,900
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	5,004,522
5.25%, 03/10/2027 KRW	1,350,000,000	1,429,216
Mexico, 10.00%, 12/05/2024 MXN	67,130,000	7,533,428
Norway, 4.25%, 05/19/2017 NOK	41,000,000	7,508,188
Sweden:
5.25%, 03/15/2011 SEK	24,155,000	3,963,284
5.50%, 10/08/2012 SEK	23,000,000	3,881,507

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $34,751,822)		36,601,840

YANKEE OBLIGATIONS – CORPORATE 1.1%
FINANCIALS 0.1%
Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	$330,000	300,300

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.6%
Telecom Italia SpA, 4.75%, 05/19/2014	1,000,000	1,430,627

Wireless Telecommunication Services 0.2%
Vimpel Communications, 8.25%, 05/23/2016	330,000	329,571

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., FRN, 9.74%, 08/23/2011	500,000	539,254

Total Yankee Obligations – Corporate (cost $2,599,713)		2,599,752

YANKEE OBLIGATIONS – GOVERNMENT 0.8%
Colombia, 8.25%, 12/22/2014	500,000	573,500
Philippines, 8.00%, 01/15/2016	350,000	399,000
Turkey, 9.00%, 06/30/2011	500,000	566,550
Venezuela, 10.75%, 09/19/2013	300,000	330,750

Total Yankee Obligations – Government (cost $1,820,972)		1,869,800

	Country	Shares	Value

COMMON STOCKS 61.4%
CONSUMER DISCRETIONARY 6.0%
Auto Components 1.2%
Compagnie Generale des Etablissements Michelin, Class B	France	22,530	2,160,121
Nokian Renkaat Oyj	Finland	22,527	764,559

			2,924,680

Automobiles 0.2%
Daimler AG	Germany	6,042	472,079

Hotels, Restaurants & Leisure 0.8%
OPAP SA	Greece	54,200	1,893,086

Media 1.7%
Arnoldo Mondadori Editore SpA ρ	Italy	74,944	605,186
Macquarie Communications Infrastructure Group ρ	Australia	425,609	1,923,856

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Pearson plc	United Kingdom	69,673	$963,808
Wolters Kluwer NV	Netherlands	21,170	604,475

			4,097,325

Multi-line Retail 0.4%
PPR SA ρ	France	6,766	955,210

Specialty Retail 0.6%
H&M Hennes & Mauritz AB, Class B	Sweden	14,300	773,870
Inditex SA ρ	Spain	11,849	594,086

			1,367,956

Textiles, Apparel & Luxury Goods 1.1%
adidas AG	Germany	41,117	2,622,636

CONSUMER STAPLES 8.3%
Beverages 2.5%
Coca-Cola Amatil, Ltd. ρ	Australia	109,492	925,377
Diageo plc	United Kingdom	83,695	1,683,660
Foster’s Group, Ltd. ρ	Australia	130,081	659,739
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	605,481
Scottish & Newcastle plc	United Kingdom	129,895	2,028,762

			5,903,019

Food & Staples Retailing 2.2%
Carrefour SA	France	60,930	4,280,418
Woolworths, Ltd.	Australia	39,610	1,034,230

			5,314,648

Food Products 2.1%
Unilever NV	Netherlands	150,198	4,881,380

Tobacco 1.5%
British American Tobacco Malaysia Berhad	Malaysia	53,100	692,060
British American Tobacco plc µ	United Kingdom	82,961	2,970,743

			3,662,803

ENERGY 5.1%
Oil, Gas & Consumable Fuels 5.1%
BP plc µ	United Kingdom	278,386	2,952,715
ENI SpA µ	Italy	69,490	2,236,829
Royal Dutch Shell plc, Class B	United Kingdom	120,010	4,151,424
Total SA µ	France	39,544	2,864,868

			12,205,836

FINANCIALS 9.7%
Capital Markets 0.6%
Goldman Sachs Group, Inc.	United States	1,000,000	1,364,475

Commercial Banks 4.4%
Australia & New Zealand Banking Group, Ltd.	Australia	72,731	1,727,441
Banco Santander Central Hispano SA ρ	Spain	36,977	647,820
Bank Leumi Le-Israel BM	Israel	212,958	1,052,259
Danske Bank AS	Denmark	12,200	436,551
Hang Seng Bank, Ltd.	Hong Kong	50,500	1,015,393
HSBC Holdings plc – London Exchange µ	United Kingdom	20,343	304,986
Lloyds TSB Group plc µ	United Kingdom	301,169	2,651,414
Nordea Bank AB	Sweden	53,500	723,328
Royal Bank of Canada	Canada	25,500	1,287,648
Sparebanken Nord-Norge ρ	Norway	31,000	615,452

			10,462,292

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.1%
Criteria Caixa Corp. SA ρ	Spain	251,671	$1,660,077
Fortis NV *	Belgium	8,064	120
Fortis NV – Amsterdam Exchange ρ	Belgium	20,161	450,212
Guoco Group, Ltd.	Bermuda	76,000	896,811
Hellenic Exchanges SA	Greece	41,616	1,399,663
ING Groep NV	Netherlands	17,051	554,441

			4,961,324

Insurance 2.4%
Lancashire Holdings plc	Bermuda	134,628	776,293
Legal & General Group plc	United Kingdom	613,447	1,622,653
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	14,304	2,580,544
TrygVesta AS ρ	Denmark	10,810	782,916

			5,762,406

Real Estate Investment Trusts 0.2%
Parkway Life REIT *	Singapore	7,577	6,055
Westfield Group Australia ρ	Australia	32,290	546,138

			552,193

HEALTH CARE 0.2%
Health Care Providers & Services 0.2%
Parkway Holdings, Ltd.	Singapore	151,550	385,398

INDUSTRIALS 6.0%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	284,202	2,647,469

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	843,778

Commercial Services & Supplies 1.5%
Biffa plc	United Kingdom	28,908	174,737
De La Rue plc µ	United Kingdom	191,052	3,434,096

			3,608,833

Construction & Engineering 0.3%
Skanska AB, Class B	Sweden	42,200	722,755

Electrical Equipment 0.1%
Schneider Electric SA µ	France	999	115,717

Industrial Conglomerates 0.3%
Barloworld, Ltd.	South Africa	19,228	228,215
Fraser & Neave, Ltd. ρ	Singapore	165,000	563,655

			791,870

Machinery 0.7%
Aker Yards ASA ρ	Norway	71,780	645,157
SKF AB, Class B	Sweden	50,000	895,599

			1,540,756

Transportation Infrastructure 1.6%
Brisa-Autoestradas de Portugal SA ρ	Portugal	45,063	667,656
Macquarie Airports ρ	Australia	393,249	1,392,099
Macquarie Infrastructure Group ρ	Australia	644,942	1,780,239

			3,839,994

INFORMATION TECHNOLOGY 3.1%
Semiconductors & Semiconductor Equipment 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	163,793	311,730
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	53,802	499,283
United Microelectronics Corp.	Taiwan	2	1

			811,014

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.8%
Nintendo Co., Ltd.	Japan	6,600	$3,294,854
SAP AG	Germany	16,852	810,810
Square Enix Co., Ltd. ρ	Japan	84,400	2,413,456

			6,519,120

MATERIALS 2.6%
Chemicals 1.2%
Akzo Nobel NV	Netherlands	29,920	2,211,233
BASF AG	Germany	4,234	553,689
Freeworld Coatings, Ltd. *	South Africa	19,228	21,806

			2,786,728

Construction Materials 0.5%
Lafarge SA ρ	France	5,246	821,355
Pretoria Portland Cement Co., Ltd.	South Africa	35,677	179,076
Siam Cement	Thailand	26,000	167,440

			1,167,871

Containers & Packaging 0.7%
Rexam plc	United Kingdom	193,847	1,629,271

Metals & Mining 0.1%
Teck Cominco, Ltd.	Canada	10,800	352,948

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	288,647

TELECOMMUNICATION SERVICES 11.1%
Diversified Telecommunication Services 9.1%
BCE, Inc. µ	Canada	10,500	365,440
Belgacom SA	Belgium	9,693	473,263
BT Group plc	United Kingdom	285,090	1,480,925
Chunghwa Telecom Co., Ltd. ρ	United States	41,342	869,422
Deutsche Telekom AG	Germany	33,550	684,653
France Telecom µ	France	129,360	4,563,343
Hrvatske Telekom SP GDR * 144A	Croatia	10,000	636,000
KT Corp.	South Korea	18,570	988,406
KT Corp., ADR *	South Korea	39,540	1,049,787
Qwest Communications International, Inc.	Sweden	68,000	978,809
Telecom Italia SpA	Italy	1,186,233	2,730,161
Telefonica SA	Spain	191,517	5,601,222
TeliaSonera AB	Sweden	130,000	1,149,688

			21,571,119

Wireless Telecommunication Services 2.0%
China Unicom, Ltd.	Hong Kong	516,000	1,216,167
StarHub, Ltd.	Singapore	651,500	1,365,169
Vodafone Group plc µ	United Kingdom	650,664	2,283,307

			4,864,643

UTILITIES 9.3%
Electric Utilities 4.3%
E.ON AG	Germany	3,212	589,800
Enel SpA µ	Italy	368,246	4,102,628
Fortum Oyj	Finland	45,600	1,842,016
Scottish & Southern Energy plc	United Kingdom	91,955	2,793,773
Spark Infrastructure Group	Australia	572,676	939,192

			10,267,409

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.9%
Gaz de France	France	22,562	$1,219,956
Snam Rete Gas SpA	Italy	141,982	940,512

			2,160,468

Multi-Utilities 4.1%
National Grid plc µ	United Kingdom	202,195	3,111,224
RWE AG	Germany	16,575	2,030,236
SUEZ	France	27,249	1,664,245
United Utilities plc µ	United Kingdom	195,752	2,790,706

			9,596,411

Total Common Stocks (cost $130,767,229)			145,915,567

PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	905,402

UTILITIES 0.1%
Electric Utilities 0.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,800	301,681

Total Preferred Stocks (cost $853,851)			1,207,083

EXCHANGE TRADED FUNDS 3.2%
iShares MSCI EAFE Index ρ	United States	71,085	5,138,734
Vanguard Europe Pacific	United States	55,784	2,475,694

Total Exchange Traded Funds (cost $8,213,652)			7,614,428

OTHER 1.4%
Bell Aliant Regional Communications Income Fund	Canada	25,648	721,330
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	148,664
Yellow Pages Income Fund µ	Canada	203,734	2,439,405

Total Other (cost $3,255,732)			3,309,399

SHORT-TERM INVESTMENTS 9.8%
MUTUAL FUND SHARES 9.8%
Navigator Prime Portfolio, 3.92% § ρρ	United States	15,302,319	15,302,319
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	United States	7,995,804	7,995,804

Total Short-Term Investments (cost $23,298,123)			23,298,123

Total Investments (cost $233,747,706) 105.7%			251,415,790
Other Assets and Liabilities (5.7%)			(13,630,714)

Net Assets Applicable to Common Shareholders 100.0%			$237,785,076

ρ	All or a portion of this security is on loan.
µ	All or a portion of this security is pledged as collateral for written call options.
*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

United Kingdom	18.7%
United States	13.6%
France	7.7%
Germany	6.4%
Sweden	5.7%
Norway	5.7%
Italy	4.9%
Australia	4.5%
Canada	3.8%
Netherlands	3.7%
Spain	3.5%
South Korea	3.5%
Mexico	3.3%
Luxembourg	2.5%
Japan	2.3%
Greece	1.4%
Finland	1.2%
Singapore	1.0%
Hong Kong	0.9%
Bermuda	0.7%
Brazil	0.6%
Ireland	0.6%
Denmark	0.5%
Israel	0.4%
Philippines	0.4%
Belgium	0.4%
Taiwan	0.3%
Malaysia	0.3%
Portugal	0.3%
Croatia	0.3%
Colombia	0.2%
Turkey	0.2%
South Africa	0.2%
Liberia	0.1%
Venezuela	0.1%
Thailand	0.1%

100.0%

At January 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Expiration Date	Contracts to Deliver	U.S. Value at January 31, 2008	In Exchange for U.S. $	Unrealized Gain

03/07/2008	2,700,000 GBP	$5,356,877	$5,482,890	$126,013
03/07/2008	2,645,000 GBP	5,247,755	5,332,717	84,962

Open call options written at January 31, 2008 were as follows:

Expiration Date	Index/Security	Number of Contracts	Strike Price/Rate	Market Value	Premiums Received

02/15/2008	AMEX Natural Gas Index	25	580 USD	$4,313	$3,600
02/15/2008	AMEX Natural Gas Index	49	540 USD	72,520	46,501
02/15/2008	AMEX Securities Broker/Dealer Index	74	200 USD	92,130	7,326
02/15/2008	CAC-40 Index	219	5,350 EUR	9,496	185,028
02/15/2008	Cyclical Split NT Corp. Index	43	930 CAD	165,980	58,801
02/15/2008	FTSE 100 Index	180	6,100 GBP	187,899	287,118
02/15/2008	Medisolution, Ltd.	25	570 USD	6,750	21,725
02/15/2008	Morgan Stanley Commodity Index	32	820 USD	70,720	54,474
02/15/2008	PHLX/KBW Bank Index	170	85 USD	98,600	12,580
02/15/2008	PHLX/KBW Bank Index	292	90 USD	188,340	49,307
02/15/2008	S&P 400 Mid Cap Index	18	800 USD	39,960	12,402
02/15/2008	S&P 400 Mid Cap Index	33	790 USD	72,930	43,197
02/15/2008	S&P 600 Small Cap Index	70	375 USD	56,700	25,830
02/15/2008	S&P/MIB Index	156	37,500 EUR	5,791	142,915

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $234,893,528. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,614,604 and $6,092,342, respectively, with a net unrealized appreciation of $16,522,262.

7

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency translation

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency   related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavor ably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

8

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By: ___________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ___________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

By: ___________________________________
Kasey Phillips
Principal Financial Officer
Date: March 30, 2008